CONSOLIDATED AND COMBINED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (255,746)	$ (141,012)	$ (178,902)
Components of other comprehensive loss, net of taxes
Currency translation adjustment	(5,461)	(3,818)	(654)
Net gain (loss) in derivatives (Note 12)	3,165	782	(1,094)
Net gain (loss) on long-term pension liability adjustment	843	263	(1,862)
Total other comprehensive loss	(1,453)	(2,773)	(3,610)
Total comprehensive loss	(257,199)	(143,785)	(182,512)
Comprehensive loss (income) attributable to noncontrolling interests	1,226	(1,619)	(4,157)
Comprehensive loss attributable to stockholders	$ (255,973)	$ (145,404)	$ (186,669)